Financial Instruments With Off-Balance Sheet Risk - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [Member]
Financial Instruments With Off Balance Sheet Risk [Line Items]
Amount of reserve related to credit losses for off balance sheet instruments	$ 54	$ 54	$ 29